Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Document Period End Date	Jun. 30, 2024
C000009077 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class 1
Trading Symbol	JILCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,671,661,511
Holdings Count | Holding	32
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009071 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class A
Trading Symbol	JALRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 1,671,661,511
Holdings Count | Holding	32
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009073 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class C
Trading Symbol	JCLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	$66	1.32%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%
Net Assets	$ 1,671,661,511
Holdings Count | Holding	32
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155630 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class I
Trading Symbol	JTOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 1,671,661,511
Holdings Count | Holding	32
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113499 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R2
Trading Symbol	JQLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 1,671,661,511
Holdings Count | Holding	32
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009075 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R4
Trading Symbol	JSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 1,671,661,511
Holdings Count | Holding	32
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009076 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R5
Trading Symbol	JTLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 1,671,661,511
Holdings Count | Holding	32
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106454 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R6
Trading Symbol	JULCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 1,671,661,511
Holdings Count | Holding	32
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009068 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class 1
Trading Symbol	JILBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 7,774,108,400
Holdings Count | Holding	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034075 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class 5
Trading Symbol	JHLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 7,774,108,400
Holdings Count | Holding	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009062 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class A
Trading Symbol	JALBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 7,774,108,400
Holdings Count | Holding	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009064 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class C
Trading Symbol	JCLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Net Assets	$ 7,774,108,400
Holdings Count | Holding	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155629 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class I
Trading Symbol	JTBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 7,774,108,400
Holdings Count | Holding	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113498 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R2
Trading Symbol	JQLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 7,774,108,400
Holdings Count | Holding	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009066 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R4
Trading Symbol	JSLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 7,774,108,400
Holdings Count | Holding	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009067 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R5
Trading Symbol	JTSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 7,774,108,400
Holdings Count | Holding	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106453 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R6
Trading Symbol	JULBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 7,774,108,400
Holdings Count | Holding	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009105 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class 1
Trading Symbol	JILMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 2,196,950,193
Holdings Count | Holding	42
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034077 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class 5
Trading Symbol	JHLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 2,196,950,193
Holdings Count | Holding	42
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009099 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class A
Trading Symbol	JALMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 2,196,950,193
Holdings Count | Holding	42
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009101 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class C
Trading Symbol	JCLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	$65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Net Assets	$ 2,196,950,193
Holdings Count | Holding	42
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155632 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class I
Trading Symbol	JTMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 2,196,950,193
Holdings Count | Holding	42
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113501 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R2
Trading Symbol	JQLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 2,196,950,193
Holdings Count | Holding	42
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009103 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R4
Trading Symbol	JSLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 2,196,950,193
Holdings Count | Holding	42
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009104 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R5
Trading Symbol	JTLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 2,196,950,193
Holdings Count | Holding	42
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009056 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class 1
Trading Symbol	JILAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 3,245,728,606
Holdings Count | Holding	35
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009050 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class A
Trading Symbol	JALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 3,245,728,606
Holdings Count | Holding	35
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009052 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class C
Trading Symbol	JCLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Net Assets	$ 3,245,728,606
Holdings Count | Holding	35
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155628 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class I
Trading Symbol	JTAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 3,245,728,606
Holdings Count | Holding	35
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113497 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R2
Trading Symbol	JQLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 3,245,728,606
Holdings Count | Holding	35
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009054 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R4
Trading Symbol	JSLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 3,245,728,606
Holdings Count | Holding	35
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009055 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R5
Trading Symbol	JTLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 3,245,728,606
Holdings Count | Holding	35
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106452 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R6
Trading Symbol	JULAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 3,245,728,606
Holdings Count | Holding	35
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009086 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class 1
Trading Symbol	JILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 8,722,228,332
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034076 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class 5
Trading Symbol	JHLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 8,722,228,332
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009080 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class A
Trading Symbol	JALGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 8,722,228,332
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009082 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class C
Trading Symbol	JCLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 8,722,228,332
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155631 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class I
Trading Symbol	JTGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 8,722,228,332
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113500 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R2
Trading Symbol	JQLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 8,722,228,332
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009084 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R4
Trading Symbol	JSLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 8,722,228,332
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009085 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R5
Trading Symbol	JTLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 8,722,228,332
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106455 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R6
Trading Symbol	JULGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 8,722,228,332
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106456 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R6
Trading Symbol	JULMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 2,196,950,193
Holdings Count | Holding	42
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.